Business Segment and Geographic Information - Revenue and Long-lived Assets by Geographic Region (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Segment and Geographic Information
Gross revenues	$ 190,485,000			$ 377,277,000
Contingent consideration to related parties			$ (19,297,000)		$ (29,367,000)
Net revenue	190,485,000			377,277,000
Long-lived assets	4,264,443,000	$ 4,284,355,000		4,264,443,000
U.S.
Business Segment and Geographic Information
Gross revenues	122,693,000			242,090,000
Long-lived assets	4,251,030,000	4,276,568,000		4,251,030,000
International
Business Segment and Geographic Information
Gross revenues	67,792,000			135,187,000
Long-lived assets	$ 13,413,000	7,787,000		$ 13,413,000
Predecessor
Business Segment and Geographic Information
Gross revenues			171,015,000		340,518,000
Contingent consideration to related parties			(19,297,000)		(29,367,000)
Net revenue			151,718,000		311,151,000
Predecessor | U.S.
Business Segment and Geographic Information
Gross revenues			109,540,000		217,322,000
Predecessor | International
Business Segment and Geographic Information
Gross revenues			$ 61,475,000		$ 123,196,000
Tradeweb Markets LLC | Successor
Business Segment and Geographic Information
Gross revenues		178,637,000
Net revenue		178,637,000
Long-lived assets		4,284,355,000
Tradeweb Markets LLC | Successor | U.S.
Business Segment and Geographic Information
Gross revenues		115,907,000
Long-lived assets		4,276,568,000
Tradeweb Markets LLC | Successor | International
Business Segment and Geographic Information
Gross revenues		62,730,000
Long-lived assets		$ 7,787,000
Tradeweb Markets LLC | Predecessor
Business Segment and Geographic Information
Gross revenues						$ 505,771,000	$ 562,968,000	$ 518,404,000
Contingent consideration to related parties						(26,830,000)	(58,520,000)	(26,224,000)
Net revenue						478,941,000	504,448,000	492,180,000
Long-lived assets							853,586,000
Tradeweb Markets LLC | Predecessor | U.S.
Business Segment and Geographic Information
Gross revenues						324,304,000	385,176,000	365,308,000
Long-lived assets							845,599,000
Tradeweb Markets LLC | Predecessor | International
Business Segment and Geographic Information
Gross revenues						$ 181,467,000	177,792,000	$ 153,096,000
Long-lived assets							$ 7,987,000